Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 14,564	$ 11,292	$ 6,106
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,212	5,989	6,475
Losses from sale of property, plant and equipment		21	44
Share in income of an associated company	(38)	(25)	(17)
Stock based compensation expenses	2,326	3,855	2,624
Changes in accrued liability for employee rights upon retirement	(1,328)	2,243	311
Losses (gains) on amounts funded in respect of employee rights upon retirement	871	(1,365)	(1,023)
Deferred income taxes - net	(1,498)	2,854	3,209
Net decrease (increase) in marketable securities	20	(99)	162
Other	123	172	13
Changes in operating assets and liabilities:
Trade (including the non-current portion)	218	(598)	17,339
Other (including long term other tax receivable)	(4,152)	6,781	2,190
Increase (decrease) in accounts payable and accruals:
Trade	98	(530)	(1,653)
Employees, employee institutions and other	789	(979)	4,102
Decrease (increase) in inventories	(390)	472	(456)
Increase (decrease) in long-term institutions	3,017		(636)
Increase (decrease) in deferred revenues	(720)	3,638	625
Net cash provided by operating activities - forward	20,112	33,721	39,415
CASH FLOWS FROM INVESTING ACTIVITIES:
Maturity of marketable debt securities held to maturity		180	490
Sales of marketable trading securities			2,535
Proceeds from (investment in) available-for-sale marketable securities	1,978	(1,679)
Investment in short term deposits	(41,000)	(55,000)
Business purchased net of cash acquired	(16,930)
Proceeds from (investment in) subsidiaries and associated company	130		(22)
Purchase of property, plant, equipment and other assets	(5,273)	(2,566)	(2,985)
Proceeds from sale of property, plant and equipment			120
Amounts funded in respect of employee rights upon retirement, net	444	(855)	(913)
Changes in restricted deposits		(179)	(184)
Long-term loans collected from employees			14
Net cash used in investing activities	(60,651)	(60,099)	(945)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loans	(273)	(242)	(249)
Issuance of share capital and warrants to shareholders			31,468
Issuance of share capital to employees and non-employees resulting from exercise of options	3,049	22	20
Short-term loan - net		(170)	170
Net cash provided by (used in) financing activities	2,776	(390)	31,409
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(659)	159	250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(38,422)	(26,609)	70,129
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,066	103,675	33,546
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	38,644	77,066	103,675
Acquisition of subsidiaries consolidated for the first time:
Working capital (excluding cash and cash equivalents)	1,501
Fixed assets	(552)
Long-term liabilities	412
Goodwill arising on acquisition and intangible assets	(22,615)
Assets (liabilities), acquired	(21,254)
Less: Earn-out payment	4,324
Net cash paid	(16,930)
Supplementary disclosure of cash flow information -
Interest paid	33	194	240
Income tax paid	1,146	2,308	3,215
Income tax returned	$ 528	$ 8,600	$ 4,399